Investments	12 Months Ended
Dec. 31, 2021
Text block1 [abstract]
Investments
7 –   Investments
As of and for the year ended December
31, 2021:

In $000s	Jan. 1, 2021	Additions	Disposals	Fair Value Adjustment	Dec. 31, 2021
Short-term investments

Convertible debt instruments 1	$1,852	$-	$(1,722)	$(130)	$-

Total short-term investments	$1,852	$-	$(1,722)	$(130)	$-

Non-current investments

Common shares 2	$28,416	$20,799	$(15,882)	$(11,847)	$21,486

Vale Royalties financial instrument	-	-	(5,887)	5,887	-

Warrants and other 1	1,143	-	(99)	622	1,666

Convertible debt instruments 1	15,525	-	(12,470)	(2,151)	904

Total non-current investments	$45,084	$20,799	$(34,338)	$(7,489)	$24,056

Total investments	$46,936	$20,799	$(36,060)	$(7,619)	$24,056

1	Fair value adjustment recorded within net income for the year.

2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the year.
During the year ended December 31, 2021, as part of the Company’s ongoing
efforts to monetize its
non-core
assets, Sandstorm disposed of common shares of other mining companies with a fair value on disposition of $15.9 million. During the year
, the Company acquired and disposed of certain derivative financial instruments relating to the market value of the Vale Royalties, classified as a level 2 fair value measurement, resulting in fair value gains of $5.9 million recognized within
n
et
i
ncome. Also, during the
year
, the majority of the Company’s convertible debentures were redeemed for common shares. The resulting mark-to-market
loss on conversion of $2.3 million was recognized within
net income.
As of and for the year ended December 31, 2020:

In $000s	Jan. 1, 2020	Additions	Disposals	Transfers	Fair Value Adjustment	Dec. 31, 2020

Short-term investments

Convertible debt instruments 1	$10,801	$-	$(11,006)	$556	$1,501	$1,852

Total short-term investments	$10,801	$-	$(11,006)	$556	$1,501	$1,852

Non-current investments

Common shares 2	$52,325	$11,456	$(37,238)	$(16,339)	$18,212	$28,416

Warrants and other 1	4,623	52	(5,732)	-	2,200	1,143

Convertible debt instruments 1	15,892	60	-	(556)	129	15,525

Total non-current investments	$72,840	$11,568	$(42,970)	$(16,895)	$20,541	$45,084

Total investments	$83,641	$11,568	$(53,976)	$(16,339)	$22,042	$46,936

1	Fair value adjustment recorded within net income (loss) for the year.

2	Fair value adjustment recorded within Other Comprehensive Income (loss) for the year.